Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 19,710	$ 17,753
Short-term bank deposits	22,690	47,792
Short-term marketable securities	12,785	14,897
Trade receivables (net of allowance for doubtful accounts of $ 1,520 and $ 1,958 as of December 31, 2010 and 2011, respectively)	18,495	15,137
Other accounts receivable and prepaid expenses	6,129	7,083
Inventories	2,216	2,556
Total current assets	82,025	105,218
NON-CURRENT ASSETS:
Marketable securities	35,405	35,943
Prepaid expenses	258	1,055
Severance pay fund	7,260	7,662
Deferred tax asset, net	733	1,488
Total non-current assets	43,656	46,148
PROPERTY AND EQUIPMENT, NET	4,194	4,573
GOODWILL	4,747	4,747
OTHER INTANGIBLE ASSETS, NET	3,163	4,925
Total assets	137,785	165,611
CURRENT LIABILITIES:
Trade payables	3,137	3,499
Deferred revenues	7,868	7,938
Accrued expenses and other accounts payable	15,035	19,057
Total current liabilities	26,040	30,494
ACCRUED SEVERANCE PAY	8,956	8,776
Total liabilities	34,996	39,270
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 45,000,000 shares as of December 31, 2010 and 2011; Issued: 22,516,223 shares as of December 31, 2010 and 2011; Outstanding: 18,565,949 and 18,435,699 shares as of December 31, 2010 and 2011, respectively	234	234
Additional paid-in capital	151,554	149,121
Treasury stock (3,950,274 and 4,080,524 Ordinary shares as of December 31, 2010 and 2011, respectively)	(40,747)	(39,745)
Accumulated other comprehensive loss	(742)	(276)
Retained earnings (Accumulated deficit)	(7,510)	17,007
Total shareholders' equity	102,789	126,341
Total liabilities and shareholders' equity	$ 137,785	$ 165,611